As filed with the Securities and Exchange Commission on February 1, 2000
                                                Securities Act File No. 33-48220
                                        Investment Company Act File No. 811-6687

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
              No.
              Post-Effective Amendment No.  11              X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  13                             X

                         THE GABELLI MONEY MARKET FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1434
                     (Name and Address of Agent for Service)

                                   Copies to:

                              James E. McKee, Esq.
                         The Gabelli Money Market Funds
                              One Corporate Center
                            Rye, New York 10580-1434

                            Daniel Schloendorn, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                         New York, New York 10019-6099

     It is proposed that this filing will become effective:


X    immediately upon filing pursuant to paragraph (b);or
on   ________ pursuant to paragraph (b);or
60   days after filing pursuant to paragraph (a)(1);or
on   ________ pursuant to paragraph (a)(1);or
75   days after filing pursuant to paragraph (a)(2);or
on   ________ pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      The
                                    Gabelli
                                 U.S. Treasury
                                  Money Market
                                      Fund

                                   PROSPECTUS
                                February 1, 2000

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

         The Gabelli U.S. Treasury
         Money Market Fund                                 Table of Contents

                       Investment and Performance Summary
--------------------------------------------------------------------------------
                                        3 - 5

                        Investment and Risk Information
--------------------------------------------------------------------------------
                                            5

                             Management of the Fund
--------------------------------------------------------------------------------
                                            6

--------------------------------------------------------------------------------
                                            6 Purchase of Shares
                                            8 Redemption of Shares
                                            9 Exchange of Shares
                                           10 Pricing of Fund Shares
                                           10 Dividends and Distributions
                                           10 Tax Information

                              Financial Highlights
--------------------------------------------------------------------------------
                                           11


                       INVESTMENT AND PERFORMANCE SUMMARY

Investment Objective:

The Gabelli U.S. Treasury Money Market Fund (the "Fund"), the only series of The Gabelli Money Market Funds, seeks to provide high current income consistent with the preservation of principal and liquidity. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

Principal Investment  Strategies:

The Fund invests exclusively in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and U.S. Treasury strips, which have remaining maturities of 397 days or less.

Principal Risks:

An investment in the Fund is subject to the risk that the Fund's yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund's securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Who May Want to Invest:
The Fund may appeal to you if:

-    you are a long-term investor
- you desire a fund with lower fund expenses than the average U.S. Treasury money market fund
-    you seek stability of principal more than growth or high current income
-    you seek income free from state and local taxe
-    you intend to exchange into other Gabelli-sponsored mutual funds

You may not want to invest in the Fund if:

-    you  are  a  short-term  investor,   since  the  Fund  may  impose  certain
     transaction charges
-    you are aggressive in your investment approach or
-    you desire a relatively high rate of return

Performance:

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1992). For current yield information on the Fund, call 1-800-GABELLI (1-800-422-3554). The Fund's yield appears in The Wall Street Journal each Thursday.

As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                           Bar Chart [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                    Calendar Year                 Total Return
                    1993                          2.76%
                    1994                          3.81%
                    1995                          5.5%
                    1996                          4.99%
                    1997                          5.3%
                    1998                          5.08%
                    1999                          4.46%



During the period shown in the bar chart, the highest return for a quarter was 1.44% (quarter ended December 31, 1997) and the lowest return for a quarter was 0.66% (quarter ended March 31, 1993).

Average Annual Total Returns
(for the periods ended                                          Since October 1,
December 31, 1999)         Past One Year     Past Five Years    1992*
--------------------------------------------------------------------------------
The Gabelli U.S. Treasury
   Money Market Fund          4.46%               5.07%               4.49%
--------------------------------------------------------------------------------

*         From  October  1,  1992,  the  date  the  Fund  commenced   investment
     operations.

Fees and Expenses of the Fund:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees:
  (fees paid directly from your investment)*
Redemption Fees(1)                                          $ 5.00
Account Closeout Fee(1)                                     $ 5.00
Annual Fund Operating Expenses:
  (expenses that are deducted from Fund assets)
Management Fees                                               0.30%
Other Expenses                                                0.10%
Total Annual Fund Operating Expenses                          0.40%
                                                            --------
      Expense Reimbursement(2)
                                                              0.10%
Net Annual Fund Operating Expenses(2)                         0.30%
                                                            --------


------------------------
*    No sales load is imposed on purchases, exchanges or redemptions.

(1) The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will charge a $5.00 account closeout fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. See "Redemption of Shares." The charges will be paid to State Street Bank and Trust Company ("State Street") and will reduce the transfer agency expenses otherwise payable by the Fund.

(2)  Gabelli  Funds,  LLC       contractually        has  agreed  to  waive  its
     management fee and/or reimburse expenses to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses at 0.30% of the Fund's average daily net assets. This arrangement is in effect through the Fund's fiscal year ending September 30, 2000 and is renewable annually by the Manager.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



     1 Year              3 Years             5 Years             10 Years
    ---------           ----------          ----------          -----------
      $31                 $118                $214                 $495



                         INVESTMENT AND RISK INFORMATION



Under normal market  conditions,  the Fund invests     exclusively       in U.S.
Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and U.S. Treasury strips. The Fund attempts to maintain a constant net asset value of $1.00 per share by purchasing only securities with 397 days or less remaining to maturity and limiting the dollar-weighted average maturity of its portfolio to 90 days. There is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

                             MANAGEMENT OF THE FUND

The Manager. Gabelli Funds, LLC, with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment manager to the Fund. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Manager also manages several other open-end and closed-end investment companies in the Gabelli Family of Funds. The Manager is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Manager is a wholly-owned subsidiary of Gabelli Asset Management Inc. ("GAMI"), a publicly held company listed on the New York Stock Exchange ("NYSE"). As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal on an annual basis of 0.30% of the Fund's average daily net assets (the "Management Fee"). The Manager
contractually       has  agreed to waive all or a portion of its Management Fee and/or to assume certain expenses of the Fund to the extent necessary to maintain the total expense ratio of the Fund at 0.30% of average daily net
assets  (excluding  interest,   taxes  and  extraordinary  expenses).       This
arrangement  is in effect  through the Fund's  fiscal year ending  September 30,
2000 and is renewable  annually by the Manager.       This  arrangement  has the
effect of lowering the overall expense ratio of the Fund and increasing yield to investors in the Fund. For the fiscal year ended September 30, 1999, the Manager
received       management        fees at the rate of  0.30% of the  value of the
Fund's average daily net assets.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through Gabelli & Company, Inc. (the "Distributor"), directly from the Fund through the Fund's transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations").

     - By Mail or In Person. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli U.S. Treasury Money Market Fund" to:

     -    By Mail                                          By Personal Delivery
          --------                                         --------------------
          The Gabelli Funds                                The Gabelli Funds
          P.O. Box 8308                                    c/o BFDS
          Boston, MA 02266-8308                            66 Brooks Drive
                                                           Braintree, MA 02184

You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a letter stating your exact name and account number, and the name of the Fund.

     - By Bank Wire. To open an account using the bank wire transfer system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire Funds to:

                       State Street Bank and Trust Company
                      [ABA #011-0000-28 REF DDA #99046187]
                 Re: The Gabelli U.S. Treasury Money Market Fund
                               Account #__________
                         Account of [Registered Owners]
                      225 Franklin Street, Boston, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring Funds, although State Street will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Standard Time, you will begin earning dividends on the day of receipt.

          Participating Organizations. You may purchase shares from a Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

Share Price. The Fund sells its shares at the net asset value next determined after the Fund receives your completed subscription order form and your payment.
        See "Pricing of Fund Shares" for a description of the calculation of net asset value.

Minimum Investments. Your minimum initial investment must be at least $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager or its affiliates). See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements.

Retirement Plans. The Fund has available a form of IRA and a "Roth" IRA for investment in Fund shares that may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $1,000. There is no minimum subsequent investment requirement for retirement plans.

    Automatic Investment Plan. The Fund offers an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

    Telephone or Internet Investment Plan. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed and approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.

General.  State Street will not issue share certificates     unless requested by
you.       The Fund  reserves the right to (i) reject any purchase  order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES

You can redeem shares on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange
Commission         orders the Fund to suspend redemptions.

    The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will charge a $5.00 account closeout fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days.

    You may redeem shares through the Distributor, directly from the Fund through its transfer agent or through Participating Organizations.

     -    By Letter.  You may mail a letter requesting  redemption of shares to:
          The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

     -    By Telephone     or the  Internet.       You may redeem your shares in
              an account directly registered with State Street by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 (617-328-5000 from outside the United States) or visiting our website at  www.gabelli.com
              , subject to a $25,000 limitation. You may not redeem shares held through an IRA by telephone or the Internet. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You
          may be responsible  for any fraudulent  telephone     or Internet
          order as long as State Street or the Fund take reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Manager (see "Exchanges of Shares").

          1. Telephone or Internet Redemption By Check. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days and charge you $5.00 for this service.

          2.   Telephone or     Internet      Redemption By     Bank      Wire.
               The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. The Fund will deduct a wire fee (currently $5.00) from your account if you redeem less than $5,000.

     - Participating Organizations. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf.

     - Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 1-800-GABELLI (1-800-422-3554) for more information about this plan.

     - By Check Draft. You may write checks on your account with the Fund in the amount of $500 or more. Simply request the checkwriting service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared, (2) the check would close out your account,
          (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. In the case of
          (3), (4) and (5), State Street will charge your account a $15 fee. The Trust may change or terminate the check-writing service or impose additional charges at any time.

Involuntary Redemption. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

Redemption Proceeds. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the redemption until the check clears, yourshares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You     can       exchange  shares of the Fund you hold for  shares of any other open-end fund managed by the Manager or its affiliates based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 1-800-GABELLI (1-800-422-3554).

In effecting an exchange:

     - you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

     - if you are exchanging to a fund with a sales charge, you must pay the sales charge at the time of exchange.

     -    you may realize a taxable gain or loss.

     -    you  should  read the  prospectus  of the fund  whose  shares  you are
          purchasing         through    exchange          [call    1-800-GABELLI
          (1-800-422-3554) to obtain the prospectus].

You may exchange shares     through the Distributor, directly through the Fund's
transfer agent or through a Participating Organization.

     -    Exchange       by  Telephone.  You may give exchange  instructions  by
          telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     -    Exchange       by  Mail. You may send a written  request for exchanges
          to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. You letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

     -    Exchange       through  the  Internet.  You  may  also  give  exchange
          instructions via the Internet at www.gabelli.com.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's net asset value is determined at noon ( Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Fund values its portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income and short-term capital gains will be declared daily and paid monthly, and distributions of net long term capital gains, if any, will be paid annually. They will be automatically reinvested at net
asset value in additional shares of the Fund unless you instruct the Fund to pay all dividends and distributions in cash. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

If you purchase shares prior to 12:00 noon ( Eastern time), you will receive the full dividend for that day. If you redeem shares prior to 12:00 noon
(     Eastern        time) on any  Business  Day,  you will not earn that  day's dividend, but the redemption proceeds are available that day. If you redeem shares between noon and 4:00 p.m. ( Eastern time), you will earn that day's dividend, but the redemption proceeds are not available until the next Business Day.

                                 TAX INFORMATION

The Fund expects that its distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the asset giving rise to such gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal taxes. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders generally will be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements and related notes are included in the annual report, which is available upon request. Per share amounts for a Fund share outstanding
throughout each     fiscal      year ended September 30,

                         1999      1998      1997(d)        1996      1995

Operating performance:
Net asset value,
beginning of year        $1.00     $1.00     $1.00          $1.00     $1.00

Net investment
income (a)               0.0422    0.0496    0.0485         0.0492    0.0528
Net realized gain
on investments           0.0005    0.0005    0.0013         0.0006    0.0002

Total from investment
operations               0.0427    0.0501    0.0498         0.0498    0.0530

Distributions to shareholders:
Net investment income   (0.0422)  (0.0496)  (0.0485)       (0.0492)  (0.0528)
Net realized gain on
investments             (0.0005)  (0.0005)  (0.0013)       (0.0006)  (0.0002)

Total distributions     (0.0427)  (0.0501)  (0.0498)       (0.0498)  (0.0530)

Net asset value, end
of year                  $1.00     $1.00     $1.00          $1.00     $1.00


Total return (b)          4.35%     5.08%     5.08%          5.06%     5.38%


Ratios to average net assets and
supplemental data:
Net assets, end of year
(in 000s)                $480,100  $314,394  $203,542       $216,038  $218,036
Ratio of net investment
income to average
net assets                 4.19%    4.91%     4.85%          4.92%     5.30%
Ratio of operating
expenses to average
net assets (c)             0.30%    0.30%     0.30%          0.30%     0.27%

------------------------

(a) Net investment income before fees waived by the Manager for the fiscal years ended September 30, 1999, 1998, 1997, 1996 and 1995 was $0.0412,
     $0.0475, $0.0469, $0.0477 and $0.0516, respectively.

(b) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period, including reinvestment of dividends.

(c) Operating expense ratio before fees waived by the Manager for the fiscal years ended September 30, 1999, 1998, 1997, 1996 and 1995 were 0.40%,
     0.46%, 0.45%, 0.45% and 0.39%, respectively.

(d) Gabelli Funds, LLC (formerly known as Gabelli Funds, Inc.) became the sole manager of the Fund on April 15, 1997.

                   The Gabelli U.S. Treasury Money Market Fund


For More Information:

For  more  information   about  the  Fund,  the  following   documents  are
incorporated herein by reference and are      available free upon request:

Annual/Semi-annual Reports:

The Fund's semi-annual and annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement  of  Additional  Information  (SAI):

The SAI provides more detailed information about the Fund, including its operations and investments policies. It is incorporated by reference, and is legally considered a part of this prospectus.

      You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                   The Gabelli U.S. Treasury Money Market Fund
                              One Corporate Center
                                  Rye, NY 10580
                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com

    You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090.      You can get text-only copies:

     - For a fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 [or by calling 1-202-942-8090] or by electronic request at the following email address: publicinfo@sec.gov.


     -    Free from the Commission's Website at http://www.sec.gov

(Investment Company Act File Number 811-6367)

                   The Gabelli U.S. Treasury Money Market Fund
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com
         (Net Asset Value may be obtained daily by calling 1-800-GABELLI after 6:00 P.M.)

--------------------------------------------------------------------------------

                                   Questions?
                               Call 1-800-GABELLI
                       or your investment representative.

--------------------------------------------------------------------------------

                   The Gabelli U.S. Treasury Money Market Fund

                       Statement of Additional Information
                                February 1, 2000

This Statement of Additional Information ("SAI") relates to The Gabelli U.S. Treasury Money Market Fund (the "Fund"), which is the first series of The Gabelli Money Market Funds, a Delaware business trust (the "Trust"). This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus dated February 1, 2000, a copy of which may be obtained without charge by contacting the Fund at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Prospectus.

                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)
                             http://www.gabelli.com

                                TABLE OF CONTENTS

General Information...........................................................2
Investment Strategies and Risks...............................................2
         U.S. Treasury Obligations............................................2
         When-Issued and Delayed Delivery Securities..........................3
         Illiquid Securities..................................................3
         Repurchase Agreements................................................4
Investment Restrictions.......................................................5
Trustees and Officers.........................................................6
Control Persons and Principal Shareholders....................................9
The Manager ..................................................................10
The Sub-Administrator.........................................................12
The Distributor...............................................................13
Counsel  .....................................................................14
Independent Auditors..........................................................14
Custodian, Transfer Agent, and Dividend Disbursing Agent......................14
Purchase of Shares............................................................14
Retirement Plans..............................................................14
Redemption of Shares..........................................................15
Net Asset Value...............................................................16
Portfolio Transactions and Brokerage..........................................17
Taxation......................................................................18
Investment Performance Information............................................18
Description of the Fund's Shares..............................................19
Financial Statements..........................................................21

                               GENERAL INFORMATION

     The Fund is a diversified, open-end, management investment company which commenced investment operations on October 1, 1992. The Fund was organized on May 21, 1992 as an unincorporated Delaware business trust.

                         INVESTMENT STRATEGIES AND RISKS

     The Fund's Prospectus discusses the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies. Although the Fund reserves the right to use repurchase agreements, the Fund will not engage in such activity until further notice. The Fund's investment objective is fundamental and may be changed only by the affirmative vote of at least a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A majority of the Fund's outstanding securities is defined as the lesser of (i) 67% of the Fund's shares represented at a meeting of shareholders at which the holders of 50% or more of the Fund's outstanding shares are represented in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

U.S. Treasury Obligations

     As set forth in the Prospectus, under normal market conditions, the Fund will invest at least 65% of its assets in the following types of U.S. Treasury obligations:

U.S. Treasury  Securities.

     The Fund will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and the lengths of their maturities.

Components  of U.S.  Treasury  Securities.

     The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department's STRIPS program. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

When-Issued and Delayed Delivery Securities

     The Fund may, in the ordinary course of business, purchase securities on a "when-issued" or "delayed delivery" basis (i.e., delivery and payment may take place a month or more after the date of the transaction). The Trust's investment adviser ("Manager"), however, does not currently intend to employ such investments. Securities so purchased are subject to market fluctuation, and no interest would accrue to the Fund during this period. While the Fund would only purchase securities on a "when-issued" or "delayed delivery" basis with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a "when-issued" or "delayed delivery" basis, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund would also establish a segregated account with the Trust's Custodian in which it would continuously maintain cash and U.S. Government securities equal in value to commitments for such "when-issued" or "delayed delivery" securities; subject to this requirement, the Fund may purchase securities on such basis without limit.

Illiquid Securities

     The Fund may invest up to 10% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or subject to legal or contractual restrictions on resale. The Manager, however, does not currently intend to employ such investments. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Trust's Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act are not deemed to be illiquid. The Fund would treat such securities as illiquid until such time that the Manager determines that they are readily marketable. In reaching liquidity decisions, the Trust's Manager would consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Repurchase Agreements

     The Fund may enter into repurchase agreements, which are agreements to purchase securities (the "underlying securities") from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer, and the bank or dealer agrees to repurchase the underlying securities from the Fund, at the original purchase price, plus specified interest, at a specified future date; however, the Manager does not currently intend to employ such investments. The Fund will enter into repurchase agreements only where the underlying securities (1) are of the type (excluding maturity limitations) which the Fund's investment policies and restrictions would allow it to purchase directly and (2) are "marked to market" on a daily basis, so that the market value of the underlying securities, including interest accrued, is equal to or in excess of the value of the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The U.S. Treasury obligations held as collateral are valued daily, and as the value of these instruments declines, the Fund will require additional collateral.

     With respect to engaging in repurchase agreements, the Fund's risk would be primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligations are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.

     In addition, interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. In addition, some states require that, in order for the tax exempt character of the Fund's interest from U.S. Treasury obligations to pass through to its shareholders, the Fund must maintain specified minimum levels of the Fund's total assets in U.S. Treasury obligations. If the level of non-U.S. Treasury obligations (including repurchase agreements) exceeds a state's limit for this pass-through, then none of the Fund's interest income would be exempt from state or local income tax in the state for the applicable year. While the Fund does not specifically limit the amount of repurchase agreements that it can enter into, the Fund will endeavor to maintain the levels necessary to preserve the pass-through of the Fund's tax exempt interest income from U.S. Treasury obligations.

                             INVESTMENT RESTRICTIONS

     Unless specified to the contrary, the following restrictions are fundamental and may not be changed as to the Fund without the approval of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).

     As a matter of  fundamental  policy,  the  Trust may not,  on behalf of the
Fund:

     (1) purchase any security other than obligations of the U.S. Government, including repurchase agreements with respect to such securities;

     (2) borrow money, except from banks for temporary, extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund's total assets;

     (3) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
          (a) entering into any repurchase agreement; (b) permitted borrowings of money from banks; or (c) purchasing securities on "when-issued" or "delayed delivery" basis;

     (4)  make  loans  of  the  Fund's  portfolio  securities,   except  through
          repurchase agreements;

     (5) purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for clearance of transactions);

     (6) act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws;

     (7)  make short sales or maintain a short position;

     (8) buy or sell real estate or interests in real estate, including real estate limited partnerships;

     (9) acquire securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

     (10) make investments for the purpose of exercising control or management;

     (11) invest in interests in or leases related to oil, gas or other mineral exploration or development programs; or

     (12) buy or sell commodities or commodity contracts (including futures contracts and options thereon).

     In addition, as a matter of operating policy, the Trust will not on behalf of the Fund invest more than 25% of the Fund's total assets in any industry other than the U.S. Government.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                              TRUSTEES AND OFFICERS

     Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Fund's policies and for overseeing management of the Fund. The Board also elects the Trust's officers who conduct the daily business of the Fund. The Trustees and principal officers of the Trust, their ages, and their principal occupations for the past five years, are set forth below. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York, 10580-1434.

Name, Age, Position(s)                  Principal Occupations
with Trust and Address                  During Past Five Years

Mario J. Gabelli,* 57                   Chairman of the Board,  Chief  Executive
President and Trustee                   Officer and Chief  Investment Officer of
                                        Gabelli  Asset  Management  Inc.  (since
                                        1999) and Gabelli Funds, LLC;  Director
                                        or Trustee and Officer of various  other
                                        mutual  funds  advised by Gabelli Funds,
                                        LLC and its affiliates; Chairman of  the
                                        Board   and   Chief Executive Officer of
                                        Lynch   Corporation  (diversified  manu-
                                        facturing  and  communication   services
                                        company);  and  Director  of   East/West
                                        Communications, Inc.

Anthony J. Colavita, 64                 President and Attorney at Law in the law
Trustee                                 firm of Anthony J. Colavita,  P.C. since
                                        1961;  Director  or Trustee  of  sixteen
                                        other mutual funds  advised   by Gabelli
                                        Funds, LLC and its affiliates.

Vincent D. Enright, 56                  Former Senior  Vice  President and Chief
Trustee                                 Financial   Officer  of  KeySpan  Energy
                                        Corporation; Director or Trustee of six other registered investment companies advised by Gabelli Funds, LLC and its affiliates.

John J. Parker, 67                      Attorney  at the law  firm of  McCarthy,
Trustee                                 Fingar,  Donovan,  Drazen & Smith, since
                                        August 1989.

Karl Otto Pohl,+ 69                     Member of the  Shareholder  Committee of
Trustee                                 Sal Oppenheim Jr. & Cie (private invest-
                                        ment  bank);  Director of  Gabelli Asset
                                        Management Inc. (investment management),
                                        Zurich Allied (insurance),  and  Trizec-
                                        Hahn    Corp.   (real  estate);   Former
                                        President of the Deutsche Bundesbank and Chairman of its Central Bank Council from 1980 through 1991; Director or Trustee of all other mutual funds advis-ed by Gabelli Funds, LLC and its affil-iates.

Anthonie C. van Ekris, 64               Managing Director of Balmac Internation-
Trustee                                 al;  Director,  Stahel  Hardmeyer  A.G.;
                                        Director or Trustee of ten other regist-ered investment companies in the Gabelli family.

Bruce N. Alpert, 48                     Executive   Vice   President  and  Chief
Vice President and                      Operating   Officer  of  the     Manager
Treasurer                                   ;  Director and President of Gabelli
                                        Advisers, Inc. and an Officer of all all funds advised by Gabelli Funds, LLC and its affiliates.

Judith A. Raneri, 31                    Portfolio  Manager,  Gabelli Funds,  LLC
Vice President                          since   April  1997.  Senior   Portfolio
                                        Manager,  Secretary and Treasurer of The
                                        Treasurer's Fund, Inc. A  member of  the
                                        the   Investment   and   Credit   Review
                                        Committees.


Ronald S. Eaker, 38                     Senior  Portfolio   Manager  of  Gabelli
Vice President                          Fixed Income LLC  and  its  predecessors
                                        since 1987. President and Chief Invest-ment Officer of The Treasurer's Fund,
                                        Inc.

Henley L. Smith, 42                     Senior   Portfolio  Manager  of  Gabelli
Vice President                          Fixed Income  LLC  and  its predecessors
                                        since 1987. Vice President and Invest-ment Officer of The Treasurer's Fund,
                                        Inc.

James E. McKee, 36                      Vice   President,  General  Counsel  and
Secretary                               Secretary  of  the        Manager      ;
                                        Vice President and  General  Counsel  of
                                        GAMCO Investors,  Inc.  since  1993  and
                                        Gabelli  Asset  Management  Inc.   since
                                        1999; Secretary of all funds advised by Gabelli Funds, LLC and its affiliates since August 1995.

------------

* "Interested person" of the Fund, as defined in the 1940 Act. Mr. Gabelli is an affiliated person of the Manager.

+    Mr. Pohl is a director of the parent company of the Manager.

     No director, officer or employee of the Manager or any affiliate of the Manager receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each of its Trustees who is not a director, officer or employee of the Manager or any of its affiliates, $3,000 per annum plus $500 per meeting attended and reimburses each Trustee for related travel and out-of-pocket expenses. The Trust also pays each Trustee serving as a member of the Audit, Proxy or Nominating Committees a fee of $500 per committee meeting, if held on a day other than a regularly scheduled board meeting. For
the     fiscal      year ended  September  30,  1999,  Trustee  fees totaled
$23,250.


                               COMPENSATION TABLE

     The following table sets forth certain information regarding the compensation of the Trust's Trustees. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation in excess of $60,000 from the Trust for the fiscal year ended September 30, 1999.

     (1)                      (2)                         (3)
Name of Person      Aggregate Compensation        Total Compensation
and Position        from the Fund                 from The Fund and
                                                  Fund Complex*
--------------------------------------------------------------------------------



Anthony J. Colavita           $5,000                   $95,375 (17)
Trustee

Vincent D. Enright            $6,000                   $25,500 (7)
Trustee

John J. Parker                $6,000                    $6,000 (1)
Trustee

Karl Otto Pohl                $2,500                   $24,625 (19)
Trustee

Anthonie C. van Ekris         $3,750                   $59,750 (11)
Trustee



* Represents the total compensation paid to such persons during the calendar year ended December 31, 1999. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund because they have a common or affiliated investment adviser.

     No compensation was received by Mr. Mario J. Gabelli from the Registrant. Mr. Pohl became affiliated with the Adviser on February 10, 1999.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     As of     January 7,      2000, the  outstanding  voting  securities of the
Fund  consisted of      534,237,456       shares of beneficial  interest and the
following persons owned of record or beneficially 5% or more of the Fund's outstanding shares:

Name and Address                   % of Class               Nature of Ownership



Gabelli Group Capital
Partners, Inc.                     19.89%                   Beneficially
Attn: John Fodera
One Corporate Center
Rye, New York
10580-1442

Gabelli Asset Management,Inc.      15.98%                   Beneficially
Attn: John Fodera
One Corporate Center
Rye, New York
10580-1442



     As of January 7, 2000, as a group, the Trustees and officers of the Trust (other than Mr. Gabelli) owned less than 1% of the Fund's outstanding shares.

                         THE MANAGER AND OTHER SERVICES


Manager

     Gabelli Funds, LLC is a New York limited liability company which also serves as an investment adviser to 15 other open-end investment companies, and 4
closed-end investment companies with aggregate assets in excess of     $10.6
      billion as of December 31, 1999. The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Manager on the basis of his controlling interest of the ultimate parent company of the Manager. The Manager has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO"), acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of
approximately      $9.4       billion  under its  management  as of December 31,
1999; Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $390 million as of December 31, 1999; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $230 million as of December 31, 1999; and Gabelli Fixed Income LLC acts as investment adviser for the three portfolios of The Treasurer's Fund and separate accounts having assets under management of
approximately     $1.4      billion as of December 31, 1999.

     The Manager currently serves as investment adviser to the Fund pursuant to a management agreement with the Trust (the "Management Agreement"). Under the Management Agreement, the Manager, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's portfolio, including the purchase, retention, disposition of securities and other investments. The Manager is obligated to keep certain books and records of the Trust in connection therewith. The Manager is also obligated to provide research and statistical analysis and to pay costs of certain clerical and administrative services involved in portfolio management. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.

     The Manager has authorized any of its directors, officers and employees who have been elected as Trustees or Officers of the Trust to serve in the capacities in which they have been elected. Services furnished by the Manager under the Management Agreement may be furnished by any such directors, officers or employees of the Manager. In connection with the services it renders, the Manager bears the following expenses:

     (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's investment adviser;

     (b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

     (c) the costs and expenses payable to First Data Investor Services Group, Inc. (the "Sub-Administrator") pursuant to a sub-administration agreement between the Manager and the Sub-Administrator (the "Sub-Administration Agreement").

     Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses, including (a) the fee payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Divided Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the fees and expenses of the Trust's legal counsel and independent auditors, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and business fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member, (h) the cost of share certificates representing shares of the Trust, if any, (i) the cost of fidelity insurance, and Trustees' and Officers' and errors and omissions insurance, if any, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Securities and Exchange Commission (the "SEC") and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statement and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders and Trustees' meetings and of preparing, printing and mailing reports to shareholders, (l) litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Trust's business, (m) any expenses assumed by the Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act, if any, and (n) the fees and expenses of each series of the Trust in connection with the management, investment and reinvestment of the assets of each such series.

     The Management Agreement provides that the Manager shall not be liable to the Trust for any error of judgment by the Manager or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement in no way restricts the Manager from acting as adviser to others. The Trust has agreed by the terms of the Management Agreement that the Trust may use the name "Gabelli" only for so long as the Management Agreement or any amendment, renewal or extension thereof remains in effect or for so long as the Manager is responsible for the portfolio management and administrative services for the Trust. The Trust has further agreed that in the event that for any reason, the Manager ceases to be responsible for the portfolio management and administrative services of the Trust, the Trust will, unless the Manager otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

     The Management Agreement is terminable without penalty by either party upon not less than sixty (60) days' written notice. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the independent Trustees is required for any "assignment."

     By its terms, the Management Agreement, which was last approved by the Board of Trustees on November 17, 1999, will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Management Agreement.

     As compensation for its services and the related expenses borne by the Manager, the Trust pays the Manager a fee, computed daily and payable monthly, equal, on an annual basis, to .30% of the Fund's average daily net assets, payable out of the Fund's net assets.

     To the extent necessary, the Manager has undertaken to waive voluntarily fees provided for in the Management Agreement and/or voluntarily to assume certain expenses of the Trust so that total expenses of the Fund do not exceed
 .30% of the Fund's average daily net assets.

     During the fiscal years ended September 30, 1999, September 30, 1998 and September 30, 1997, the investment advisory fees paid to the Manager were $1,257,595, $865,180 and $635,419, respectively. During such years, the Manager waived advisory fees in the amounts of $407,351, $461,367 and $343,237, respectively.

The Sub-Administrator

          On December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group") became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC
Inc. (the Sub-Administrator").       The Sub-Administrator,  which is located at
101 Federal Street, Boston, Massachusetts 02110, serves as Sub-Administrator to the Fund pursuant to a Sub-Administration Agreement with the Adviser (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and legal services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share, provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio and, when requested, calculates the amounts permitted for the payment of distribution expenses under any distribution plan adopted by the Fund; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.

     For such services and the related expenses borne by the Sub-Administrator, the Manager pays an annual fee of .0275% of the average daily net assets of the Trust and certain other affiliated funds not exceeding $10 billion, .0125% of net assets exceeding $10 billion but not exceeding $15 billion, and .01% of net assets exceeding $15 billion. The Sub-Administrator's fee is paid by the Manager and will result in no additional expense to the Trust.

The Distributor

     The Trust, on behalf of the Fund, has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Funds, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of its shares on a no-load basis at no cost to the Fund. In connection with the sale of the Fund's shares, the Trust has authorized the Distributor to give only such information and to make only such statements and representations as are contained in the Fund's Prospectus or Statement of Additional Information. Sales may be made only by Prospectus, which may be delivered personally or through the mails. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act, and bears all costs of preparing, printing and distributing reports and prospectuses used by the Trust in connection with the sale of the Fund's shares and all sales literature printed, counsel fees and expenses in connection with the foregoing.

     The Distribution Agreement is terminable by the Distributor or the Trust at any time without penalty on not more than sixty (60) days' nor less than thirty
(30) days' written notice, provided that termination by the Trust must be directed or approved by the Trustees, by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by written consent of a majority of the Trustees who are not interested persons of the Trust or the Distributor. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect from year to year, so long as continuance of the Distribution Agreement is approved annually by the Trustees or by a majority of the outstanding voting securities of the Trust, and in either case, also by majority of the Trustees who are not "interested" persons of the Trust, or the Distributor, as defined in the 1940 Act.

Counsel

     Willkie  Farr  &  Gallagher,   787  Seventh  Avenue,  New  York,  New  York
10019-6099, is counsel to the Trust.

Independent Auditors

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been selected as independent auditors for the Trust.


Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 is the custodian for the Fund's cash and securities securities as well as the transfer and dividend disbursing agent (the "Custodian," "Transfer Agent" and "Dividend Disbursing Agent") for its shares. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, Two Heritage Drive, Quincy, Massachusetts 02171, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

                               PURCHASE OF SHARES

     The procedures for purchasing shares of the Fund are summarized in the Fund's Prospectus under "Purchase of Shares."

                                RETIREMENT PLANS

     The Trust has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in an IRA.

     Under the Code, individuals may make wholly or partly tax-deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and/or their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $4,000 annually to both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Investors satisfying statutory income levels requirements may make non-deductible contributions up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied.

     Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for such plans is $1,000 and there is no minimum for additional investments.

     Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.

                              REDEMPTION OF SHARES

     The procedures for redemption of shares of the Fund are summarized in the Prospectus under "Redemption of Shares." The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder.

     None of the Manager, the Transfer Agent, the Trust or any of their affiliates or agents will be liable for any loss, expense, or cost when acting upon any oral, wired, or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a shareholder is unable to contact the Trust by telephone, a shareholder must also mail the redemption request to the Distributor at The Gabelli Funds, P.O. Box 8308, Boston, Massachusetts 02266-8308.

                                 NET ASSET VALUE

     The method for determining the public offering price of the Fund's shares and the net asset value per share is summarized in the Prospectus under "Pricing of Fund Shares."

     The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

     As required by Rule 2a-7, the Trustees have adopted the following policies relating to the Fund's use of the amortized cost method:

     (a) The Trustees have established procedures which they consider to be reasonably designed, taking into account current market conditions affecting the Fund's investment objective, to stabilize its net asset value at $1.00 per share.

     (b) The Trustees (i) have adopted procedures whereby the extent of deviation between the current net asset value per share calculated using available market quotations or market-based quotations from the Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and as are reasonable in light of current market conditions, (ii) will periodically review the amount of deviation as well as the methods used to calculate the deviation, and (iii) will maintain records of the determination of deviation and the Trustees' review thereof. In the event such deviation exceeds 3/10 of 1%, the Trustees will promptly consider what action, if any, should be taken to prevent the deviation from exceeding 1/2 of 1%. Where the Trustees believe the extent of deviation may result in material dilution or other unfair results to investors or exiting shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

     (c) The Fund will seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that it will not purchase any instrument with a remaining maturity (as determined pursuant to Rule 2a-7) longer than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

     (d) The Fund will limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated securities which the Manager, acting in accordance with procedures and guidelines approved by the Trustees, determines to be of eligible quality and to present minimal credit risks. The Fund will invest in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. The types of U.S. Treasury obligations in which the Fund will invest include (1) bills, notes and bonds issued by the U.S. Treasury that are direct obligations of the U.S. Government and (2) component parts of U.S. Treasury notes and bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment and Risk Information" in the Prospectus.

     (e) The Fund will record, maintain and preserve permanently in an easily accessible place a written copy of the procedures described above and will record, maintain and preserve for a period of not less than six years (two years in an easily accessible place) a written record of the Trustees' considerations and actions taken in connection with the discharge of their obligations set forth above.

     While the procedures adopted by the Trustees have been designed to enable the Fund to achieve its investment objective of maintaining a $1.00 share price, there can be no assurance that a constant share price will be maintained. In the event that market conditions or changes in issuer creditworthiness result in a substantial deviation between the Fund's $1.00 amortized cost price per share and its net asset value per share based on the market value of the Fund's portfolio, the Trustees will take such action as they deem appropriate to eliminate or reduce to the extent possible any dilution of shareholder interests or other unfair results to existing shareholders or investors. Such action may include basing the purchase and redemption price of Fund shares on the Fund's market-based net asset value, with the result that the Fund's price per share may be higher or lower than $1.00.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Manager is responsible for decisions to buy and sell securities for the Fund, arranging the execution of portfolio transactions on the Fund's behalf, and selection of brokers and dealers to effect the transactions. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. There were no brokerage commissions incurred by the Fund since its commencement of operations. The instruments purchased by the Fund are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions.

                                    TAXATION

     The Fund has qualified, and intends to continue to qualify, as a "Regulated Investment Company" under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, realized during any taxable year in which it distributes such income to its shareholders. However, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement. The Fund intends to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains, if any, derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at a favorable long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income. Distributions from capital gains may be subject to state and local taxes.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

                       INVESTMENT PERFORMANCE INFORMATION

     The Fund will prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven (7) calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. The yield for the seven-day period ended September 30, 1999 was 4.46% (4.36% without waivers), which is equivalent to an effective yield of 4.56% (4.46% without waivers). The yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio and its operating expenses. The Fund may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

              EFFECTIVE YIELD = [(base period return + 1)365/7] -1

     The Fund may also calculate the tax equivalent yield over a thirty-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for state and local income tax purposes. This portion of the yield will then be divided by one minus the maximum state tax rate of individual taxpayers and then added to the portion of the yield that is attributable to other securities.

     The Fund's yield will fluctuate, and annualized yield quotations are not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the Fund is held, but also on any realized or unrealized gains and losses and changes in the Fund's expenses.

     The Fund may advertise certain total return information computed in the manner described in the Prospectus. An average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period "ERV" of a hypothetical initial investment of $1,000 ("P") over a period of time ["n"] according to the formula: P (1 + T)n = ERV.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper,
Inc.,       IBC  Money  Fund  Report,  The Bank  Rate  Monitor,  other  industry publications, business periodicals, rating services and market indices.

                        DESCRIPTION OF THE FUND'S SHARES

     Description of Shares, Voting Rights and Liabilities

     The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

     Shares have no preference, preemptive, conversion or similar rights. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

     The Fund sends semi-annual and annual reports to all of its shareholders which include a list of the Fund's portfolio securities and the Fund's financial statements which shall be audited annually. Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

     It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust of the Trust or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

     Shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect person or persons as Trustees. The Transfer Agent does not issue certificates evidencing Fund shares.

                              FINANCIAL STATEMENTS

THE GABELLI U.S. TREASURY MONEY MARKET FUND
STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1999


                                 Annualized
Principal                        Yield at Date        Maturity       Market
Amount                           of Purchase          Date           Value

                  U.S. TREASURY OBLIGATIONS -- 99.8%
                        U.S. Treasury Bills -- 72.7%
$350,690,000      U.S. Treasury Bills
                        4.439% to 4.887%     10/14/99-11/26/99     $348,858,078

                                         Interest
                                         Rate

                  U.S. Treasury Notes -- 27.1%

30,000,000        U.S. Treasury Notes -- 5.625%       11/30/99       30,037,932
40,000,000        U.S. Treasury Notes -- 5.375%       01/31/00       40,034,095
15,000,000        U.S. Treasury Notes -- 5.500%       02/29/00       15,014,305
25,000,000        U.S. Treasury Notes -- 5.500%       03/31/00       25,026,682
40,000,000        U.S. Treasury Notes -- 5.875%       11/15/99       20,022,440

-----------

130,135,454

-----------
TOTAL INVESTMENTS (Cost $478,993,532)(a)              99.8%         478,993,532
Other Assets and Liabilities (Net)                      0.2           1,105,980

                                                      -----           ---------
NET ASSETS (applicable to 480,099,512 shares outstanding,
  $0.001 par value, one billion shares authorized)     100.0%      $480,099,512

NET ASSET VALUE, Offering and Redemption Price Per Share                  $1.00

                                                                          =====
----------------------------------------------

(a)  Aggregate cost for Federal tax purposes.


THE GABELLI U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.


                                            1999         1998        1997(d)       1996         1995
                                            ----         ----        ----          ----         ----
Operating performance:
Net asset value, beginning of year....      $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----        -----        -----        -----        -----
Net investment income (a).............     0.0422       0.0496       0.0485       0.0492       0.0528
Net realized gain on investments......     0.0005       0.0005       0.0013       0.0006       0.0002
                                           ------       ------       ------       ------       ------
Total from investment operations......     0.0427       0.0501       0.0498       0.0498       0.0530
                                           ------       ------       ------       ------       ------

Distributions to shareholders:
Net investment income.................    (0.0422)     (0.0496)     (0.0485)     (0.0492)     (0.0528)
Net realized gain on investments..        (0.0005)     (0.0005)     (0.0013)     (0.0006)     (0.0002)
                                           ------      --------     --------     --------     --------
Total distributions...................    (0.0427)     (0.0501)     (0.0498)     (0.0498)     (0.0530)
                                           ------      --------     --------     --------     --------

Net asset value, end of year..........      $1.00        $1.00        $1.00        $1.00        $1.00
                                            =====        =====        =====        =====        =====
Total return (b)......................      4.4%         5.1%         5.1%         5.1%         5.4%
                                            ====         ====         ====         ====         ====

Ratios to average net assets and
supplemental data:
Net assets, end of year (in 000s)...      $480,100     $314,394     $203,542     $216,038     $218,036
Ratio of net investment income
   to average net assets..............      4.19%        4.91%        4.85%        4.92%        5.30%
Ratio of operating expenses
   to average net assets (c)..........      0.30%        0.30%        0.30%        0.30%        0.27%

------------------

+    Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(a) Net investment income before fees waived by the Manager for the fiscal years ended September 30, 1999, 1998, 1997, 1996 and 1995 were $0.0412,
     $0.0475, $0.0469, $0.0477 and $0.0516, respectively.

(b) Operating expense ratios before fees waived by the Manager for the fiscal years ended September 30, 1999, 1998, 1997, 1996 and 1995 were 0.40%,
     0.46%, 0.45%, 0.45% and 0.39%, respectively.

(c) Gabelli Funds, LLC (formerly known as Gabelli Funds, Inc.) became the sole investment adviser of the Fund on April 15, 1997.


                 See accompanying notes to financial statements.


THE GABELLI U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED SEPTEMBER 30, 1999

Investment Income:
         Interest.                                          $19,227,778
                                                            -----------
Expenses:
         Management fee                                       1,257,445
         Transfer agent fees                                    169,462
         Custodian fees                                          70,007
         Registration fees                                       49,500
         Legal and audit fees                                    33,700
         Trustees' fees                                          26,163
         Shareholder communications expenses                     36,631
         Miscellaneous expenses                                  22,038
                                                             -----------
         Total Expenses before fees waived
         by Manager                                           1,664,946
         Fees waived by Manager                                (407,351)

------------
         Total Expenses - Net                                 1,257,595

------------
Net Investment Income                                        17,970,183
Net realized gain on investments                                230,183

-------------
Net Increase in net assets resulting from operations         18,200,366
                                                            ============

THE GABELLI U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                   Year Ended               Year Ended
                                   September                September
                                   30, 1999                 30, 1998
                                   ---------                ---------
Operations:
   Net investment income           $17,970,183              $14,145,169
   Net realized gain on
   investments                         230,183                  240,664
                                   ---------                ---------
   Net increase in net assets
   resulting from operations        18,200,366               14,385,833
                                   ---------                ---------
Distribution to shareholders:
   Net investment income           (17,970,183)             (14,145,169)
   Net realized gain on
   investments                        (230,183)                (245,894)
                                   ---------                ---------
   Total distribution to
   shareholders                    (18,200,366)             (14,391,063)
                                   ---------                ---------

Share transactions ($1.00 per share):
   Shares sold                   2,175,277,133            1,769,620,862
   Shares issued upon reinvestment
   of dividends and
   distributions                    17,576,389               13,843,721
   Shares redeemed              (2,027,147,677)          (1,672,607,748)
                                   ---------                ---------
   Net increase in net assets      165,705,845              110,851,605

Net Assets:
   Beginning of period             314,393,667              203,542,062

                                   ---------                ---------
   End of period..                $480,099,512             $314,393,667
                                   =========                =========


                       See accompanying notes to financial statements.


THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

DIVIDENDS  AND  DISTRIBUTIONS.   Dividends  from  investment  income  (including
realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually.

PROVISION FOR INCOME TAXES. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30 percent of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. To the extent necessary, the Manager has undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30 percent of the Fund's average daily net assets. For the year ended September 30, 1999, the Manager voluntarily waived management fees of $407,351.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE GABELLI U.S. TREASURY MONEY MARKET FUND
(a series of The Gabelli Money Market Funds)

We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the "Fund") (a series of The Gabelli Money Market Funds) as of September 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund as of September 30, 1999, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


Ernst & Young LLP

New York, New York
November 1, 1999


                   1999 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during the period from October 1, 1998 through September 30, 1999 which was derived from U.S. Treasury Securities was 100%. Such income is exempt from state and local income tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.

                            PART C: OTHER INFORMATION

Item 23.       Exhibits.

               (a)  Certificate  of  Trust  is   incorporated  by  reference  to
                    Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

                    Declaration  of  Trust  is   incorporated  by  reference  to
                    Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

               (b) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

               (c)  Not Applicable.

               (d) Management Agreement between the Registrant and Gabelli Funds, Inc. ("Gabelli Funds" or the "Manager") dated December 16, 1994 is incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1996.

                    Amendment to the Management Agreement between the Registrant and Gabelli Funds, LLC (formerly known as Gabelli Funds,
                    Inc.)  dated  November  17,  1999       is  incorporated  by
                    reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 29, 1999.

                    Sub-Administration Agreement between the Manager and First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc., FDISG or the "Sub-Administrator") dated May 1, 1995 is incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1996.

                    Amendment to the Sub-Administration Agreement between the Manager and First Data Investor Services Group, Inc. dated
                    May  1,   1999       is   incorporated   by   reference   to
                    Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 29, 1999.

                        Contractual   Management    Fee   Waiver   and   Expense
                    Reimbursement Agreement is filed herein.

               (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc. ("Gabelli" or the "Distributor") dated August 18, 1992 is incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1996.

               (f)  Not Applicable.

               (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

               (h) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

               (i) Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 29, 1999.

               (j)      Consent of Independent Auditors is filed herewith.

               Powers of attorney for Anthony J. Colavita, Vincent D. Enright, Thomas E. O'Connor, John J. Parker, Karl Otto Pohl and Anthonie
               C. van Ekris are incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

               Power of Attorney for Mario J. Gabelli is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 2, 1998.

               Secretary's Certificate ratifying and approving a power of attorney for Mario J. Gabelli is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 29, 1999.

               (k)  Not Applicable.

               (l) Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 31, 1997.

               (m)  Not Applicable.

               (n)  Not Applicable.

               (o)  Not Applicable.

Item. 24.      Persons Controlled by or Under Common Control with Registrant.

               None.

Item. 25.      Indemnification.

               To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Sections 2 and 3 of Article VII of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws, Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

               Reference  is  made  to  Sections  2 and 3 of  Article  Seven  of
               Registrant's   Declaration   of  Trust  and  Article  VI  of  the
               Registrant's By-Laws.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, its By-Laws, the Management Agreement, the Sub-Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 26.       Business and Other Connections of the Investment Adviser

               Gabelli Funds, LLC (the "Manager") is a registered investment adviser providing investment management and administrative services to the Registrant. The Manager also provides similar services to other mutual funds.

               The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Manager during the past two years is incorporated by reference to Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item. 27.      Principal Underwriters

          (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli ABC Fund, The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, The Gabelli Capital Asset Fund, The Gabelli Convertible Securities Fund, Inc., The Gabelli Equity Income Fund, The Gabelli Equity Trust Inc., The Gabelli Global Convertible Securities Fund, The Gabelli Global Growth Fund, The Gabelli Global Multimedia Trust Inc., The Gabelli Global Telecommunications Fund, Gabelli Gold Fund, Inc., The Gabelli Growth Fund, The Gabelli International Growth Fund, Inc., The Gabelli Global Opportunity Fund, The Gabelli Mathers Fund, The Gabelli Small Cap Growth Fund, The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund, Inc. and the Gabelli Westwood Funds.

          (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

          (c)  Not Applicable.

Item. 28.      Location of Accounts and Records.

               All such accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are  maintained  at  the  offices  of  Gabelli  Funds,  LLC,  One
               Corporate  Center,  Rye,  New  York  10580-1434;       PFPC  Inc.
               (formerly known as First Data Investor Services Group, Inc.), 101 Federal Street, Boston, Massachusetts 02110 ; State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; and Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171.

Item. 29.      Management Services.

               Not Applicable.

Item. 30.      Undertakings.

               Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that it meets all the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 1st day of February, 2000.


                                                  THE GABELLI MONEY MARKET FUNDS


                                                          By: Mario J. Gabelli *
                                                              Mario J. Gabelli
                                                              President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                        Date


/s/ Mario J. Gabelli*               President and Trustee             02/01/00
Mario J. Gabelli

/s/ Bruce N. Alpert                 Vice President and                02/01/00
Bruce N. Alpert                     Treasurer

/s/ Anthony J. Colavita*            Trustee                           02/01/00
Anthony J. Colavita

/s/ Vincent D. Enright*             Trustee                           02/01/00
Vincent D. Enright

/s/ John J. Parker*                 Trustee                           02/01/00
John J. Parker

/s/ Karl Otto Pohl*                 Trustee                           02/01/00
Karl Otto Pohl

/s/ Anthonie C. van Ekris*          Trustee                           02/01/00
Anthonie C. van Ekris


*By: /s/ Bruce N. Alpert
         Bruce N. Alpert
         Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit
Number                        Description



23(d) Contractual Management Fee Waiver and Expense Reim bursement Agreement

23(j)                         Consent of Independent Auditors